UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-6126

DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	11/30
Date of reporting period:	02/28/09

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Pennsylvania Municipal Money Market Fund
February 28, 2009 (Unaudited)

	Coupon	Maturity	Principal
Short-Term Investments--101.9%	Rate (%)	Date	Amount ($)	Value ($)
Allegheny County Hospital
Development Authority, Health
Care Revenue (Dialysis Clinic,
Inc. Project) (LOC; SunTrust
Bank)	0.62	3/7/09	2,000,000 a	2,000,000
Allegheny County Hospital
Development Authority, Revenue
(University of Pittsburgh
Medical Center)	5.00	6/15/09	500,000	504,064
Allegheny County Industrial
Development Authority,
Residential Rental Development
Revenue (Karrington of South
Hills Assisted Living Facility
Project) (LOC; Wachovia Bank)	0.78	3/7/09	935,000 a	935,000
Berks County Industrial
Development Authority, Revenue
(Kutztown Resource Management,
Inc. Project) (LOC; Wachovia
Bank)	0.73	3/7/09	3,750,000 a	3,750,000
Berks County Industrial
Development Authority, Revenue
(Richard J. Caron Foundation
Project) (LOC; Wachovia Bank)	0.73	3/7/09	7,200,000 a	7,200,000
Bethlehem Area School District,
GO Notes (Insured; FSA and
Liquidity Facility; Dexia
Credit Locale)	2.25	3/7/09	9,000,000 a	9,000,000
Blair County Industrial
Development Authority, Revenue
(NPC, Inc. Project) (LOC; PNC
Bank NA)	0.90	3/7/09	4,175,000 a	4,175,000
Bradford County Industrial
Development Authority, EDR
(Towanda Printing Company
Project) (LOC; PNC Bank NA)	0.90	3/7/09	2,235,000 a	2,235,000
Bradford County Industrial
Development Authority, Revenue
(State Aggregates Inc.
Project) (LOC; M&T Bank)	0.87	3/7/09	2,145,000 a	2,145,000
Bucks County Industrial
Development Authority, Revenue
(Christian Life Center
Project) (LOC; Wachovia Bank)	0.73	3/7/09	1,890,000 a	1,890,000
Central Bucks School District,
GO Notes, Refunding	3.50	5/15/09	2,895,000	2,905,747
Chester County Health and
Educational Facilities
Authority, Revenue (Tel Hai
Retirement Community Project)
(LOC; M&T Bank)	0.72	3/7/09	7,000,000 a	7,000,000
Chester County Industrial

Development Authority, Revenue
(Malvern Preparatory School
Project) (LOC; Citizens Bank
of Pennsylvania)	0.78	3/7/09	7,955,000 a	7,955,000
College Township Industrial
Development Authority, IDR,
Refunding (Ball Corporation
Project) (LOC; JPMorgan Chase
Bank)	1.08	3/7/09	2,800,000 a	2,800,000
Cumberland County,
GO Notes	1.50	5/1/09	1,155,000 b	1,155,716
Cumberland County,
GO Notes	2.00	5/1/09	330,000	330,053
Cumberland County Municipal
Authority, Revenue (Messiah
Village Project) (LOC;
Citizens Bank of Pennsylvania)	0.71	3/7/09	3,940,000 a	3,940,000
Cumberland County Municipal
Authority, Revenue
(Presbyterian Homes, Inc.
Project) (LOC; KBC Bank)	0.80	3/7/09	6,725,000 a	6,725,000
Delaware County Industrial
Development Authority, Revenue
(Academy of Notre Dame de
Namur) (LOC; Citizens Bank of
Pennsylvania)	0.71	3/7/09	2,210,000 a	2,210,000
Delaware County Industrial
Development Authority, Revenue
(Astra Foods, Inc. Project)
(LOC; Wachovia Bank)	0.83	3/7/09	3,500,000 a	3,500,000
Delaware County Industrial
Development Authority, Revenue
(Melmark, Inc. Project) (LOC;
Commerce Bank)	0.77	3/7/09	2,900,000 a	2,900,000
East Hempfield Township Industrial
Development Authority, IDR
(The Mennonite Home Project)
(LOC; M&T Bank)	0.72	3/7/09	2,095,000 a	2,095,000
East Hempfield Township Industrial
Development Authority, Revenue
(BGT Realty Project) (LOC;
Fulton Bank)	0.75	3/7/09	5,240,000 a	5,240,000
East Hempfield Township Industrial
Development Authority, Revenue
(Student Lodging, Inc.
Project) (LOC; Fulton Bank)	0.70	3/7/09	4,000,000 a	4,000,000
Erie County,
GO Notes	4.00	9/1/09	1,780,000	1,800,178
Erie County Hospital Authority,
Revenue (Union City Memorial
Hospital Project) (LOC; M&T
Bank)	0.74	3/7/09	1,600,000 a	1,600,000
Franklin County Industrial
Development Authority, Revenue
(Loudon Industries, Inc.
Project) (LOC; M&T Bank)	0.87	3/7/09	1,300,000 a	1,300,000
Harrisburg Authority,
GO Notes (Cumberland Valley
School District Project)

(Insured; FSA and Liquidity
Facility; Dexia Credit Locale)	3.92	3/7/09	13,755,000 a	13,755,000
Harrisburg Authority,
Revenue (Haverford Township
School District Project)
(Insured; FSA and Liquidity
Facility; Dexia Credit Locale)	3.92	3/7/09	1,000,000 a	1,000,000
Harrisburg Authority,
Revenue (Township of West
Brandywine Project) (Insured;
FSA and Liquidity Facility;
Dexia Credit Locale)	3.92	3/7/09	4,340,000 a	4,340,000
Jackson Township Industrial
Development Authority, IDR
(Everlast Roofing Inc.
Project) (LOC; M&T Bank)	0.77	3/7/09	3,280,000 a	3,280,000
Jackson Township Industrial
Development Authority, Revenue
(Regupol America LLC Project)
(LOC; PNC Bank NA)	0.72	3/7/09	5,000,000 a	5,000,000
Lackawanna County Industrial
Development Authority, Revenue
(Material Technology and
Logistics, Inc. Project) (LOC;
Wachovia Bank)	0.83	3/7/09	3,505,000 a	3,505,000
Lancaster Industrial Development
Authority, Revenue (Boose
Aluminum Foundry Project)
(LOC; Fulton Bank)	0.75	3/7/09	2,520,000 a	2,520,000
Lancaster Industrial Development
Authority, Revenue (Boose
Properties, LP Project) (LOC;
Fulton Bank)	0.75	3/7/09	2,005,000 a	2,005,000
Lancaster Industrial Development
Authority, Revenue (Ensco
Limited Project) (LOC; M&T
Bank)	0.70	3/7/09	680,000 a	680,000
Lancaster Industrial Development
Authority, Revenue (Farm and
Home Foundation of Lancaster
County Project) (LOC; Fulton
Bank)	0.70	3/7/09	2,365,000 a	2,365,000
Lancaster Industrial Development
Authority, Revenue (Lancaster
Family YMCA Project) (LOC;
Fulton Bank)	0.71	3/7/09	5,000,000 a	5,000,000
Lancaster Industrial Development
Authority, Revenue (Snavely's
Mill, Inc. Project) (LOC;
Fulton Bank)	0.80	3/7/09	1,475,000 a	1,475,000
Lancaster Municipal Authority,
Revenue (Ephrata Community
Hospital Project) (LOC; Fulton
Bank)	0.75	3/7/09	2,500,000 a	2,500,000
Lawrence County Industrial
Development Authority, Revenue
(Villa Maria Project) (LOC;
Allied Irish Banks)	1.40	3/7/09	1,960,000 a	1,960,000
Mercersburg Borough General

Purpose Authority, Educational
Facility Revenue (The Regents
of the Mercersburg College
Project) (LOC; SunTrust Bank)	0.62	3/7/09	10,000,000 a	10,000,000
Montgomery County Industrial
Development Authority, Revenue
(Fountain of Life Christian
Academy Project) (LOC; JP
Morgan Chase Bank)	0.73	3/7/09	3,225,000 a	3,225,000
Montgomery County Industrial
Development Authority, Revenue
(Recigno Laboratories, Inc.
Project) (LOC; Wachovia Bank)	0.83	3/7/09	2,220,000 a	2,220,000
Northampton County Industrial
Development Authority, IDR
(S&L Plastics, Inc. Project)
(LOC; Bank of America)	1.10	3/7/09	2,450,000 a	2,450,000
Northampton County Industrial
Development Authority, Revenue
(Moravian College Housing
Project) (LOC; Fulton Bank)	0.70	3/7/09	5,000,000 a	5,000,000
Northumberland County Industrial
Development Authority, Revenue
(Drug Plastics and Glass
Company Project) (LOC;
Wachovia Bank)	0.83	3/7/09	2,030,000 a	2,030,000
Pennsylvania,
GO Notes	5.50	6/1/09	500,000	504,471
Pennsylvania,
GO Notes	5.00	7/1/09	1,000,000	1,010,314
Pennsylvania,
GO Notes, Refunding	5.00	8/1/09	4,475,000	4,535,013
Pennsylvania Economic Development
Financing Authority, EDR
(Plastikos Realty Project)
(LOC; PNC Bank NA)	0.90	3/7/09	600,000 a	600,000
Pennsylvania Energy Development
Authority, Energy Development
Revenue (B&W Ebensburg
Project) (LOC; Landesbank
Hessen-Thuringen Girozentrale)	0.77	3/7/09	11,430,000 a	11,430,000
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Association of Independent
Colleges and Universities of
Pennsylvania Financing
Program) (LOC; Allied Irish
Banks)	1.25	3/7/09	6,500,000 a,b	6,500,000
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Saint Joseph's University)
(LOC; Allied Irish Banks)	0.78	3/7/09	13,380,000 a	13,380,000
Pennsylvania Higher Educational
Facilities Authority, Revenue
(State System of Higher
Education)	5.00	6/15/09	2,880,000	2,907,219
Pennsylvania Higher Educational
Facilities Authority, Revenue
(The Trustees of the

University of Pennsylvania)	1.70	3/17/09	6,030,000	6,030,000
Pennsylvania Higher Educational
Facilities Authority, Revenue,
Refunding (State System of
Higher Education)	3.25	6/15/09	1,595,000	1,599,536
Pennsylvania Housing Finance
Agency, SFMR	2.15	3/27/09	3,260,000	3,260,000
Pennsylvania Housing Finance
Agency, SFMR	2.35	3/27/09	2,700,000	2,700,000
Pennsylvania State University,
Revenue, Refunding	4.00	3/1/09	250,000	250,000
Philadelphia Authority for
Industrial Development,
Revenue (Settlement Music
School of Philadelphia
Project) (LOC; Allied Irish
Banks)	1.67	3/7/09	1,400,000 a	1,400,000
Philadelphia Redevelopment
Authority, Revenue (The
Presbyterian Home at 58th
Street Project) (LOC; Wachovia
Bank)	0.68	3/7/09	4,495,000 a	4,495,000
Pittsburgh School District
GO Notes, Refunding (Insured;
FSA)	5.00	3/1/09	1,400,000	1,400,000
RBC Municipal Products Inc. Trust
(Allegheny Hospital
Development Authority, Revenue
(University of Pittsburgh
Medical Center)) (Liquidity
Facility; Royal Bank of Canada
and LOC; Royal Bank of Canada)	0.70	3/7/09	12,500,000 a,c	12,500,000
RBC Municipal Products Inc. Trust
(Berks County Municipal
Authority, Health Care Revenue
(Reading Hospital and Medical
Center Project)) (Liquidity
Facility; Royal Bank of Canada
and LOC; Royal Bank of Canada)	0.70	3/7/09	10,000,000 a,c	10,000,000
Susquehanna County Industrial
Development Authority, IDR
(Stabler Companies, Inc.
Project) (LOC; Wachovia Bank)	0.87	3/7/09	5,040,000 a	5,040,000
Telford Industrial Development
Authority, IDR (Ridgetop
Associates Project) (LOC; Bank
of America)	1.10	3/7/09	4,845,000 a	4,845,000
Union County Industrial
Development Authority, Revenue
(Stabler Companies Inc.
Project) (LOC; M&T Bank)	0.82	3/7/09	5,945,000 a,b	5,945,000
University of Pittsburgh of the
Commonwealth System of Higher
Education, CP	0.75	4/9/09	8,750,000	8,750,000
University of Pittsburgh of the
Commonwealth System of Higher
Education, CP	0.60	6/10/09	5,000,000	5,000,000
Warren County School District,
GO Notes (Insured; FSA)	3.00	9/1/09	350,000	351,734

Wilkinsburg Municipal Authority,
Revenue (The Monroeville
Christian/Judea Foundation
Project) (LOC; RBS Citizens NA)	0.90	3/7/09	5,220,000 a	5,220,000
York County,
GO Notes, TRAN	2.00	4/30/09	6,635,000	6,647,116
York Redevelopment Authority,
Revenue (LOC; M&T Bank)	0.77	3/7/09	3,260,000 a	3,260,000

Total Investments (cost $295,161,161)			101.9%	295,161,161
Liabilities, Less Cash and Receivables			(1.9%)	(5,530,286)
Net Assets			100.0%	289,630,875

a	Variable rate demand note - rate shown is the interest rate in effect at February 28, 2009. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b	Purchased on a delayed delivery basis.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2009, these securities amounted to $22,500,000 or 7.8% of net assets.

At February 28, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations
ABAG	Association Of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Market Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation

IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The following is a summary of the inputs used as of February 28, 2009 in valuing the fund's investments:

Valuation Inputs	Investments in Securities ($)
Level 1 - Quoted Prices	0
Level 2 - Other Significant Observable Inputs	295,161,161
Level 3 - Significant Unobservable Inputs	0
Total	295,161,161

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

By:	/s/ J. David Officer
J. David Officer
President

Date:	April 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	April 23, 2009

By:	/s/ James Windels
James Windels
Treasurer

Date:	April 23, 2009

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)